Columbia Variable Portfolio – Intermediate Bond Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	81,150	76,240
Total Asset-Backed Securities — Agency (Cost $82,142)			76,240

Asset-Backed Securities - Non-Agency 17.2%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,636,629	1,661,992
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	553,781	554,927
Series 2024-2A Class A
02/20/2029	6.060%	3,658,924	3,667,952
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	16,600,000	16,751,209
Series 2023-B Class A
09/15/2028	6.820%	11,700,000	11,806,575
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	10,000,000	10,153,598
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.382%	6,751,977	6,742,936
ARAIT(a),(b),(c)
Series 2025-1 Class A
1-month Term SOFR + 2.350% Floor 3.000% 03/29/2029	6.662%	12,000,000	12,000,000
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.382%	4,564,112	4,561,830
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.373%	10,338,695	10,330,186
Carvana Auto Receivables Trust(a)
Series 2023-N3 Class A
09/10/2027	6.410%	1,438,034	1,443,110
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.149%	21,000,000	21,015,036
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	5,288,091	5,298,001
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.534%	4,851,847	4,851,944
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	1,892,247	1,895,427
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	13,000,000	13,058,735
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	7,159,399	7,232,432
Series 2024-4A Class A2
12/17/2029	4.430%	5,208,050	5,215,116
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	6,197,047	6,254,420
Marlette Funding Trust(a)
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	2,955,661	2,961,724
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	5,735,000	5,811,177
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	4,104,099	4,126,843
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	5.955%	20,375,000	20,381,113
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.529%	10,309,047	10,309,872

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	6.002%	45,625,000	45,689,833
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	5,366,068	5,365,982
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	13,173,075	12,811,918
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	6,350,000	6,367,421
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	7,699,348	7,758,219
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	10,149,140	10,250,351
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	8,052,357	8,140,920
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	7,985,893	8,108,568
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	9,292,630	9,312,292
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	7,805,883	7,830,417
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	9,924,437	9,935,065
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	7,598,838	7,611,630
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	6,459,157	6,549,706
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	7,448,485	7,558,318
Pagaya AI Debt Trust(a),(d)
Series 2022-2 Class AB
01/15/2030	5.717%	6,399,073	6,404,667
Subordinated Series 2023-5 Class AB
04/15/2031	7.625%	869,157	870,394
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	1,273,663	1,275,116
Series 2024-2 Class A
08/15/2031	6.319%	1,572,741	1,593,655
Series 2024-3 Class A
10/15/2031	6.258%	3,304,712	3,327,832
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	413,059	412,763
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	3,641,290	3,651,815
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	4,749,960	4,815,962
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	5,980,834	5,993,151
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	6,720,276	6,810,091
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	6,830,694	6,849,148
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	6,147,988	6,251,969
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	8,735,478	8,837,712
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	4,364,991	4,450,689
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	318,981	319,876
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	11,000,000	11,000,308
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	2,685,266	2,698,211
Series 2024-2A Class A
07/15/2031	5.880%	6,009,648	6,032,432
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	8,160,563	8,290,727
Series 2024-3A Class A
03/25/2033	5.281%	9,772,953	9,786,203
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,566,344	2,509,023
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	5,911,766	5,972,609
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	2,132,908	2,141,968
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	4,398,896	4,400,244
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	1,934,850	1,935,908
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	5.934%	11,171,429	11,174,713
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% 04/20/2031	5.575%	5,905,317	5,906,563
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	121,275	120,962
Series 2021-ST1 Class A
02/20/2027	2.750%	332,114	330,724
Upstart Securitization Trust(a)
Series 2023-2 Class A
06/20/2033	6.770%	1,483,695	1,486,045
Series 2024-1 Class A
11/20/2034	5.330%	5,696,502	5,696,719
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	1,351,426	1,349,238
Total Asset-Backed Securities — Non-Agency (Cost $482,611,853)			484,074,232

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.770%	5,600,000	5,578,971
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,358,187
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	11,815,000	6,583,170
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	6,330,973
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	108,920
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.184%	4,150,000	3,834,172
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.585%	9,150,000	9,012,848
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	5.616%	10,469,000	10,276,273
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	5.692%	9,000,000	6,361,589
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $90,769,742)			62,445,103

Corporate Bonds & Notes 24.0%

Aerospace & Defense 1.1%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	212,000	214,169
03/15/2033	6.250%	212,000	214,628
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,885,914
Boeing Co. (The)
08/01/2059	3.950%	9,990,000	6,802,626
Bombardier, Inc.(a)
07/01/2031	7.250%	208,000	208,951
06/01/2032	7.000%	209,000	208,316
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,476,933
Raytheon Technologies Corp.
03/15/2027	3.500%	10,223,000	10,040,751
03/15/2032	2.375%	3,695,000	3,143,947
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	174,000	186,022
11/15/2030	9.750%	224,000	247,519
TransDigm, Inc.(a)
08/15/2028	6.750%	527,000	534,993
03/01/2029	6.375%	954,000	964,201
03/01/2032	6.625%	843,000	853,611
01/15/2033	6.000%	310,000	304,971
Total			30,287,552
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	508,000	515,771

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	506,736	505,249
04/20/2029	5.750%	249,779	244,348
Total			1,265,368
Automotive 0.1%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	109,000	101,675
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	317,000	307,803
10/01/2029	5.000%	235,000	202,505
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	315,000	318,228
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	455,000	422,185
IHO Verwaltungs GmbH(a),(e)
11/15/2030	7.750%	312,000	307,579
11/15/2032	8.000%	520,000	498,865
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	440,000	424,096
04/23/2032	6.875%	873,000	808,698
Total			3,391,634
Banking 5.1%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	218,000	211,100
Bank of America Corp.(f)
07/21/2032	2.299%	6,716,000	5,736,919
10/20/2032	2.572%	24,168,000	20,844,326
02/04/2033	2.972%	10,000,000	8,767,987
Subordinated
09/21/2036	2.482%	673,000	560,365
Citigroup, Inc.(f)
06/03/2031	2.572%	5,290,000	4,710,891
01/25/2033	3.057%	12,760,000	11,169,384
Goldman Sachs Group, Inc. (The)(f)
01/28/2031	5.207%	11,646,000	11,803,836
HSBC Holdings PLC(f)
11/19/2030	5.286%	4,822,000	4,873,745
03/03/2031	5.130%	3,514,000	3,524,953
05/24/2032	2.804%	4,326,000	3,780,063
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	21,491,000	21,684,684
10/22/2030	4.603%	49,000	48,632
01/24/2031	5.140%	315,000	320,040
11/08/2032	2.545%	5,000,000	4,324,876
Morgan Stanley(f)
10/18/2030	4.654%	14,096,000	13,982,696
01/15/2031	5.230%	8,694,000	8,831,761
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	8,623,000	7,141,577
PNC Financial Services Group, Inc. (The)(f)
10/20/2034	6.875%	1,658,000	1,833,057
Royal Bank of Canada(f)
10/18/2030	4.650%	3,766,000	3,735,479
02/04/2031	5.153%	2,114,000	2,139,870
US Bancorp(f)
06/12/2034	5.836%	2,951,000	3,047,079
Wells Fargo & Co.(f)
01/24/2031	5.244%	271,000	275,481
Total			143,348,801
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	557,000	547,881
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	807,000	827,229
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	590,000	634,038
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	734,000	718,772
Focus Financial Partners LLC(a)
09/15/2031	6.750%	520,000	512,729
Hightower Holding LLC(a)
04/15/2029	6.750%	764,000	738,608
01/31/2030	9.125%	512,000	526,792
Total			4,506,049
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	336,000	335,691
08/01/2030	6.500%	275,000	289,444
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	849,000	853,518
03/01/2033	6.750%	319,000	317,911
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	213,000	213,090
Standard Industries, Inc.(a)
01/15/2028	4.750%	330,000	319,498
White Cap Buyer LLC(a)
10/15/2028	6.875%	853,000	819,440
Total			3,148,592
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	321,000	316,089
02/01/2028	5.000%	687,000	666,569
03/01/2030	4.750%	1,158,000	1,073,084
08/15/2030	4.500%	823,000	749,373
02/01/2031	4.250%	481,000	426,154
02/01/2032	4.750%	552,000	490,123
01/15/2034	4.250%	250,000	205,640
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,567,000	1,362,384
Charter Communications Operating LLC
12/01/2061	4.400%	4,780,000	3,173,909
Comcast Corp.
03/01/2026	3.150%	5,896,000	5,826,020
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	673,018
01/15/2030	5.750%	453,000	240,168
12/01/2030	4.125%	830,000	601,719
12/01/2030	4.625%	827,000	408,014
11/15/2031	5.000%	169,000	82,295
DISH DBS Corp.
07/01/2026	7.750%	289,000	249,636
07/01/2028	7.375%	71,000	50,495
06/01/2029	5.125%	113,000	73,472
DISH DBS Corp.(a)
12/01/2026	5.250%	230,000	211,300
12/01/2028	5.750%	406,000	342,815
DISH Network Corp.(a)
11/15/2027	11.750%	986,000	1,038,878
EchoStar Corp.
11/30/2029	10.750%	686,893	722,028
EchoStar Corp.(e)
11/30/2030	6.750%	575,936	522,801
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	217,000	210,273
08/01/2027	5.000%	444,000	433,783
07/01/2030	4.125%	192,000	170,733
Virgin Media Finance PLC(a)
07/15/2030	5.000%	513,000	437,279
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,029,000	893,580
Ziggo BV(a)
01/15/2030	4.875%	423,000	387,418
Total			22,039,050
Chemicals 0.4%
Ashland LLC(a)
09/01/2031	3.375%	870,000	748,306
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avient Corp.(a)
08/01/2030	7.125%	208,000	212,460
11/01/2031	6.250%	209,000	207,124
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	303,000	313,241
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	166,000	163,140
Celanese US Holdings LLC
04/15/2030	6.500%	50,000	49,648
07/15/2032	6.629%	63,000	64,707
04/15/2033	6.750%	685,000	665,166
11/15/2033	6.950%	398,000	415,961
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	583,889
HB Fuller Co.
10/15/2028	4.250%	449,000	425,893
Herens Holdco Sarl(a)
05/15/2028	4.750%	465,000	418,778
INEOS Finance PLC(a)
04/15/2029	7.500%	623,000	620,584
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	799,000	829,777
Ingevity Corp.(a)
11/01/2028	3.875%	269,000	251,137
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	886,675	921,034
Olympus Water US Holding Corp.(a)
11/15/2028	9.750%	548,000	569,515
10/01/2029	6.250%	635,000	558,497
06/15/2031	7.250%	1,031,000	1,014,546
WR Grace Holdings LLC(a)
06/15/2027	4.875%	547,000	529,679
08/15/2029	5.625%	1,096,000	943,176
Total			10,506,258
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	69,000	68,826
Herc Holdings, Inc.(a)
07/15/2027	5.500%	343,000	341,770
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	319,000	326,100
03/15/2031	7.750%	176,000	184,149
Total			920,845
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	799,000	729,458
12/01/2028	6.125%	716,000	629,244

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
06/01/2028	4.625%	883,000	847,388
Total			2,206,090
Consumer Products 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	369,000	336,890
Newell Brands, Inc.
05/15/2030	6.375%	75,000	73,101
05/15/2032	6.625%	430,000	418,792
Opal Bidco SAS(a),(g)
03/31/2032	6.500%	266,000	266,000
Total			1,094,783
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	41,000	40,750
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	242,942
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	947,000	948,756
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	238,000	239,320
Esab Corp.(a)
04/15/2029	6.250%	180,000	182,703
Gates Corp. (The)(a)
07/01/2029	6.875%	312,000	317,618
Madison IAQ LLC(a)
06/30/2029	5.875%	674,000	636,695
Resideo Funding, Inc.(a)
09/01/2029	4.000%	383,000	349,634
07/15/2032	6.500%	235,000	234,654
Vertical Holdco GmbH(a)
07/15/2028	7.625%	424,000	424,637
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	86,000	86,422
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	237,000	240,045
03/15/2029	6.375%	331,000	335,133
03/15/2032	6.625%	425,000	431,360
Total			4,710,669
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,654,562
Alpha Generation LLC(a)
10/15/2032	6.750%	133,000	133,092
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	430,000	416,319
Calpine Corp.(a)
02/15/2028	4.500%	329,000	319,022
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	447,000	433,126
02/15/2031	3.750%	1,093,000	961,593
01/15/2032	3.750%	397,000	340,322
Dominion Energy, Inc.
03/15/2035	5.450%	3,486,000	3,486,003
DTE Energy Co.
07/01/2027	4.950%	5,345,000	5,386,823
Edison International
11/15/2028	5.250%	4,956,000	4,888,118
FirstEnergy Corp.
03/01/2050	3.400%	1,926,000	1,307,636
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	238,000	209,721
Long Ridge Energy LLC(a)
02/15/2032	8.750%	548,000	529,929
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	181,000	168,632
01/15/2029	7.250%	754,000	743,207
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	295,890
07/15/2029	5.750%	34,000	33,459
02/15/2031	3.625%	791,000	701,500
02/01/2033	6.000%	327,000	318,664
11/01/2034	6.250%	425,000	418,507
Pacific Gas and Electric Co.
07/01/2050	4.950%	6,250,000	5,211,464
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	229,000	212,862
PG&E Corp.(f)
03/15/2055	7.375%	317,000	312,487
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	551,000	533,089
01/15/2030	4.750%	650,000	603,414
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	221,263
05/01/2029	4.375%	916,000	869,926
10/15/2031	7.750%	409,000	428,520
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	222,000	218,337
03/15/2033	8.625%	412,000	399,939
Total			33,757,426
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	393,000	405,018
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	528,000	531,449
Total			936,467
Finance Companies 0.2%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	513,000	525,769
04/15/2029	6.875%	344,000	349,235
03/15/2030	5.875%	326,000	322,541
Navient Corp.
03/15/2029	5.500%	92,000	87,066
03/15/2031	11.500%	361,000	403,430
08/01/2033	5.625%	484,000	417,108
OneMain Finance Corp.
01/15/2027	3.500%	411,000	393,932
05/15/2029	6.625%	404,000	405,286
09/15/2030	4.000%	356,000	314,201
05/15/2031	7.500%	414,000	421,183
03/15/2032	6.750%	439,000	430,828
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	817,000	837,054
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,222,000	1,047,885
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	215,000	211,408
04/15/2029	5.500%	328,000	316,123
UWM Holdings LLC(a)
02/01/2030	6.625%	318,000	314,991
Total			6,798,040
Food and Beverage 1.1%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,513,000	1,505,943
05/15/2048	5.300%	12,645,000	11,124,274
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	1,570,000	1,538,182
Chobani Holdco II LLC(a),(e)
10/01/2029	8.750%	477,000	520,981
Constellation Brands, Inc.
08/01/2029	3.150%	2,223,000	2,074,074
General Mills, Inc.
01/30/2027	4.700%	2,685,000	2,694,235
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	230,000	214,315
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(a)
05/01/2055	5.700%	5,399,000	5,390,052
PepsiCo, Inc.
02/07/2035	5.000%	2,600,000	2,623,491
Performance Food Group, Inc.(a)
09/15/2032	6.125%	107,000	106,566
Post Holdings, Inc.(a)
09/15/2031	4.500%	580,000	525,409
02/15/2032	6.250%	169,000	170,073
10/15/2034	6.250%	198,000	194,946
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	537,000	535,714
04/30/2029	4.375%	562,000	537,358
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	727,000	674,590
US Foods, Inc.(a)
06/01/2030	4.625%	560,000	531,592
01/15/2032	7.250%	307,000	319,343
Total			31,281,138
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	326,000	319,168
Boyd Gaming Corp.(a)
06/15/2031	4.750%	226,000	208,472
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	732,000	741,067
02/15/2032	6.500%	361,000	360,067
10/15/2032	6.000%	180,000	168,102
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	150,000	150,685
MGM Resorts International
09/15/2029	6.125%	315,000	311,890
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	438,000	411,474
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	646,000	635,709
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	997,000	940,042
Scientific Games International, Inc.(a)
11/15/2029	7.250%	411,000	417,625
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	57,000	55,585
Total			4,719,886

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.6%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	611,000	577,951
03/15/2033	7.375%	475,000	475,185
Avantor Funding, Inc.(a)
11/01/2029	3.875%	802,000	740,373
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	342,880
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	435,000	415,575
04/15/2029	6.875%	415,000	268,608
05/15/2030	5.250%	681,000	561,588
02/15/2031	4.750%	355,000	280,424
01/15/2032	10.875%	307,000	303,496
Cigna Corp.
03/15/2050	3.400%	1,493,000	1,006,793
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	414,000	421,227
CVS Health Corp.
03/25/2038	4.780%	9,690,000	8,713,508
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,940,000	12,256,682
HCA, Inc.
09/01/2030	3.500%	15,861,000	14,716,973
LifePoint Health, Inc.(a)
10/15/2030	11.000%	8,000	8,711
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	332,000	336,421
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	450,000	420,509
10/01/2029	5.250%	627,000	601,727
Select Medical Corp.(a)
12/01/2032	6.250%	537,000	523,628
Star Parent, Inc.(a)
10/01/2030	9.000%	1,102,000	1,089,217
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	523,000	516,611
Tenet Healthcare Corp.
11/01/2027	5.125%	428,000	421,684
06/15/2028	4.625%	507,000	489,128
10/01/2028	6.125%	344,000	342,366
01/15/2030	4.375%	457,000	428,623
05/15/2031	6.750%	205,000	208,027
Total			46,467,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.5%
Centene Corp.
10/15/2030	3.000%	27,794,000	24,317,395
03/01/2031	2.500%	4,000	3,375
08/01/2031	2.625%	4,000	3,366
UnitedHealth Group, Inc.
04/15/2034	5.000%	17,166,000	17,072,234
Total			41,396,370
Home Construction 0.0%
Shea Homes LP/Funding Corp.
04/01/2029	4.750%	221,000	209,511
Independent Energy 0.7%
APA Corp.(a)
02/15/2055	6.750%	2,360,000	2,309,656
Baytex Energy Corp.(a)
04/30/2030	8.500%	327,000	332,605
03/15/2032	7.375%	538,000	518,181
Civitas Resources, Inc.(a)
11/01/2030	8.625%	212,000	218,725
07/01/2031	8.750%	529,000	544,184
CNX Resources Corp.(a)
01/15/2029	6.000%	539,000	531,493
03/01/2032	7.250%	315,000	320,434
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,073,000	1,059,835
Comstock Resources, Inc.(a)
01/15/2030	5.875%	343,000	323,782
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	260,000	264,162
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	442,000	427,523
04/15/2032	6.250%	231,000	216,132
11/01/2033	8.375%	609,000	624,035
02/15/2035	7.250%	892,000	852,747
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	215,323
04/15/2032	6.500%	528,000	523,835
04/15/2033	6.250%	427,000	417,233
Occidental Petroleum Corp.
08/01/2027	5.000%	2,054,000	2,061,855
10/01/2054	6.050%	7,062,000	6,626,786
Permian Resources Operating LLC(a)
01/15/2032	7.000%	818,000	837,664
02/01/2033	6.250%	321,000	319,968
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(a)
08/01/2029	6.750%	324,000	319,498
08/01/2032	7.000%	432,000	425,180
Total			20,290,836
Integrated Energy 0.7%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,314,232
11/17/2034	5.227%	9,940,000	9,990,570
Total			20,304,802
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	113,000	106,487
Carnival Corp.(a)
03/01/2026	7.625%	335,000	335,050
08/01/2028	4.000%	472,000	451,229
08/15/2029	7.000%	95,000	99,266
03/15/2030	5.750%	193,000	192,210
02/15/2033	6.125%	187,000	184,241
Cinemark USA, Inc.(a)
07/15/2028	5.250%	174,000	168,926
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	165,000	164,712
NCL Corp., Ltd.(a)
02/01/2032	6.750%	155,000	153,237
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	432,000	431,869
07/15/2027	5.375%	169,000	168,398
09/30/2031	5.625%	199,000	195,493
03/15/2032	6.250%	149,000	150,414
02/01/2033	6.000%	251,000	251,159
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	704,000	706,043
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	423,000	426,605
Vail Resorts, Inc.(a)
05/15/2032	6.500%	246,000	248,790
Viking Cruises Ltd.(a)
02/15/2029	7.000%	530,000	531,771
Total			4,965,900
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	248,000	251,986
Met Tower Global Funding(a)
04/12/2029	5.250%	4,100,000	4,196,156
Total			4,448,142
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
04/01/2032	6.125%	521,000	522,658
03/15/2033	5.875%	110,000	108,914
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	123,000	108,087
01/15/2032	6.625%	640,000	634,883
Total			1,374,542
Media and Entertainment 0.5%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	344,000	295,273
09/15/2028	9.000%	215,000	221,264
06/01/2029	7.500%	426,000	351,752
04/01/2030	7.875%	512,000	502,373
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	201,000	194,523
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	409,782	328,499
05/01/2030	10.875%	205,124	102,004
Mav Acquisition Corp.(a)
08/01/2029	8.000%	60,000	59,297
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	170,000	171,743
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	416,000	407,807
01/15/2029	4.250%	245,000	226,941
03/15/2030	4.625%	347,000	316,910
02/15/2031	7.375%	91,000	94,760
Roblox Corp.(a)
05/01/2030	3.875%	558,000	508,105
Snap, Inc.(a)
03/01/2033	6.875%	531,000	531,168
Univision Communications, Inc.(a)
08/15/2028	8.000%	300,000	301,282
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,563,000	2,499,890
03/15/2062	5.391%	11,120,000	8,026,186
Total			15,139,777
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	151,000	155,403
Allegheny Technologies, Inc.
10/01/2031	5.125%	348,000	326,627
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	85,000	83,240

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	623,000	604,166
04/15/2029	3.750%	228,000	206,960
08/15/2032	6.375%	544,000	531,432
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	350,000	344,642
04/01/2029	6.125%	839,000	836,284
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	491,000	434,503
Novelis Corp.(a)
01/30/2030	4.750%	453,000	421,424
08/15/2031	3.875%	490,000	425,705
Novelis, Inc.(a)
01/30/2030	6.875%	65,000	65,762
Total			4,436,148
Midstream 1.0%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	284,773
CNX Midstream Partners LP(a)
04/15/2030	4.750%	794,000	740,872
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	999,000	1,034,522
DT Midstream, Inc.(a)
06/15/2029	4.125%	519,000	488,699
06/15/2031	4.375%	460,000	423,764
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,805,011
EQM Midstream Partners LP(a)
04/01/2029	6.375%	187,000	190,811
01/15/2031	4.750%	634,000	608,878
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	9,375,000	7,345,079
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	4,961,000	5,077,618
Hess Midstream Operations LP(a)
03/01/2028	5.875%	213,000	214,171
10/15/2030	5.500%	213,000	209,066
NuStar Logistics LP
06/01/2026	6.000%	739,000	740,838
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	213,000	217,076
Sunoco LP(a)
05/01/2029	7.000%	251,000	256,957
05/01/2032	7.250%	250,000	258,253
07/01/2033	6.250%	248,000	247,996
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	749,000	755,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,065,000	967,584
11/01/2033	3.875%	1,006,000	865,818
Venture Global LNG, Inc.(a),(f),(h)
	9.000%	956,000	904,820
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	225,000	229,814
02/01/2029	9.500%	394,000	422,461
01/15/2030	7.000%	537,000	529,161
06/01/2031	8.375%	334,000	338,510
02/01/2032	9.875%	177,000	188,049
Total			28,345,651
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	131,000	131,533
Nabors Industries Ltd.(a)
01/15/2028	7.500%	145,000	133,365
Nabors Industries, Inc.(a)
01/31/2030	9.125%	644,000	644,328
08/15/2031	8.875%	423,000	367,763
Noble Finance II LLC(a)
04/15/2030	8.000%	155,000	154,879
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	421,169	429,210
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	699,381	714,732
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	119,136
05/15/2031	8.500%	541,000	526,102
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	435,000	442,476
Total			3,663,524
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	164,763
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	154,761
04/15/2030	6.625%	215,000	217,261
Total			536,785
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	195,000	194,434
02/01/2027	4.250%	254,000	247,279
06/15/2029	4.750%	744,000	709,035
07/15/2031	7.000%	172,000	176,675
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	213,000	207,993
05/15/2029	4.875%	206,000	192,783
02/01/2030	7.000%	146,000	147,134
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	263,000	262,616
Service Properties Trust(a)
11/15/2031	8.625%	272,000	286,911
Total			2,424,860
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,023,000	871,727
Canpack SA/US LLC(a)
11/15/2029	3.875%	482,000	436,773
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	551,000	559,031
Clydesdale Acquisition Holdings, Inc.(a),(g)
04/15/2032	6.750%	321,000	323,101
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	346,000	340,811
08/15/2027	8.500%	169,000	168,304
Total			2,699,747
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	55,000	53,480
Pharmaceuticals 2.9%
1261229 BC Ltd.(a),(g)
04/15/2032	10.000%	640,000	636,701
1375209 BC Ltd.(a)
01/30/2028	9.000%	207,000	206,774
AbbVie, Inc.
03/15/2029	4.800%	40,446,000	40,953,084
11/21/2029	3.200%	11,168,000	10,550,315
Amgen, Inc.
03/02/2063	5.750%	4,068,000	3,963,361
Bausch Health Companies, Inc.(a)
08/15/2027	5.750%	98,000	97,829
06/01/2028	4.875%	295,000	237,065
Gilead Sciences, Inc.
03/01/2026	3.650%	24,363,000	24,183,335
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,137,000	1,050,641
Jazz Securities DAC(a)
01/15/2029	4.375%	258,000	245,207
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	277,000	258,893
04/30/2031	5.125%	274,000	239,126
Total			82,622,331
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	441,000	425,664
10/15/2027	6.750%	945,000	942,083
04/15/2028	6.750%	538,000	540,236
11/01/2029	5.875%	329,000	316,895
01/15/2031	7.000%	739,000	741,958
10/01/2031	6.500%	120,000	117,956
10/01/2032	7.375%	290,000	291,654
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	141,000	143,869
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	168,000	171,387
AssuredPartners, Inc.(a)
01/15/2029	5.625%	427,000	426,060
02/15/2032	7.500%	93,000	99,316
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	2,020,000	1,555,755
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,047,000	1,003,780
HUB International Ltd.(a)
12/01/2029	5.625%	366,000	353,707
01/31/2032	7.375%	313,000	318,784
HUB International, Ltd.(a)
06/15/2030	7.250%	1,025,000	1,054,881
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	569,000	579,406
Ryan Specialty LLC(a)
08/01/2032	5.875%	539,000	532,405
Total			9,615,796
Railroads 0.3%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	414,000	413,514
Norfolk Southern Corp.
06/15/2026	2.900%	8,164,000	8,022,731
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	733,000	736,572
Total			9,172,817
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	173,000	171,515

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	379,000	328,158
Total			499,673
Retailers 0.4%
Belron UK Finance PLC(a)
10/15/2029	5.750%	317,000	314,807
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	66,000	66,218
Hanesbrands, Inc.(a)
02/15/2031	9.000%	152,000	160,240
L Brands, Inc.(a)
10/01/2030	6.625%	571,000	579,492
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	215,000	223,270
Lowe’s Companies, Inc.
04/01/2052	4.250%	1,846,000	1,442,943
04/01/2062	4.450%	8,288,000	6,442,737
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	367,000	343,353
02/15/2029	7.750%	692,000	635,913
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	119,000	107,729
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	752,000	635,991
Total			10,952,693
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	360,000	351,796
01/15/2027	4.625%	325,000	320,230
02/15/2030	4.875%	180,000	172,140
Total			844,166
Technology 1.2%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	531,000	524,404
Block, Inc.(a)
05/15/2032	6.500%	518,000	523,457
Broadcom, Inc.(a)
11/15/2036	3.187%	8,158,000	6,693,635
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	463,000	406,305
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	467,000	404,991
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	458,000	424,776
07/01/2029	4.875%	777,000	693,326
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,232,000	1,228,478
06/30/2032	8.250%	617,000	627,008
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	911,000	807,184
Entegris Escrow Corp.(a)
06/15/2030	5.950%	851,000	846,830
Gen Digital, Inc.(a)
04/01/2033	6.250%	324,000	322,985
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,021,000	1,063,048
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	356,000	320,655
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	729,000	725,425
Intel Corp.
03/25/2050	4.750%	4,170,000	3,358,139
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	449,000	417,857
05/30/2029	9.500%	518,000	521,471
Iron Mountain, Inc.(a)
01/15/2033	6.250%	106,000	105,103
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	809,000	760,169
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	664,000	719,859
NCR Corp.(a)
10/01/2028	5.000%	464,000	446,406
04/15/2029	5.125%	133,000	126,652
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	939,000	814,456
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,948,437
01/15/2033	5.000%	4,258,000	4,194,539
Picard Midco, Inc.(a)
03/31/2029	6.500%	587,000	570,688
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	645,000	635,670
08/15/2032	6.750%	210,000	211,801
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	233,000	235,669
UKG, Inc.(a)
02/01/2031	6.875%	477,000	484,052
WEX, Inc.(a)
03/15/2033	6.500%	104,000	102,830
Zebra Technologies Corp.(a)
06/01/2032	6.500%	520,000	526,502
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	837,000	768,104
Total			32,560,911
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	322,000	313,072
02/15/2031	8.000%	456,000	444,771
ERAC USA Finance LLC(a)
11/01/2025	3.800%	916,000	911,182
05/01/2028	4.600%	9,524,000	9,550,686
Total			11,219,711
Wireless 0.6%
Altice France Holding SA(a)
02/15/2028	6.000%	561,000	164,064
Altice France SA(a)
07/15/2029	5.125%	595,000	467,587
10/15/2029	5.500%	522,000	412,128
T-Mobile US, Inc.
02/15/2031	2.875%	10,303,000	9,226,525
T-Mobile USA, Inc.
05/15/2032	5.125%	4,247,000	4,274,063
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	428,000	368,497
07/15/2031	4.750%	854,000	744,513
04/15/2032	7.750%	173,000	173,887
Total			15,831,264
Wirelines 0.1%
Fibercop SpA(a)
07/18/2036	7.200%	35,000	33,906
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	525,577
03/15/2031	8.625%	389,000	414,559
Iliad Holding SAS(a)
10/15/2028	7.000%	596,000	603,353
Iliad Holding SASU(a)
04/15/2031	8.500%	395,000	413,762
04/15/2032	7.000%	315,000	316,114
Optics Bidco SpA(a)
06/04/2038	7.721%	119,000	119,639
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	274,000	279,176
Total			2,706,086
Total Corporate Bonds & Notes (Cost $685,895,918)			677,702,086

Foreign Government Obligations(i) 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	161,000	170,050
05/15/2029	4.250%	344,000	328,697
02/15/2030	9.000%	342,000	367,634
12/01/2031	7.000%	98,000	102,200
Total			968,581
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	1,500,000	1,556,180
Colombia 0.3%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,240,255
05/15/2049	5.200%	9,733,000	6,506,447
Total			9,746,702
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,636,105
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	1,589,039
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,000,000	1,854,455
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	694,100
Mexico 0.2%
Mexico Government International Bond
05/07/2036	6.000%	3,376,000	3,272,344
Petroleos Mexicanos
09/21/2047	6.750%	5,000,000	3,425,181
Total			6,697,525
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	1,953,221
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,115,609
Saudi Arabia 0.1%
Gaci First Investment Co.(a)
10/13/2032	5.250%	3,500,000	3,515,237

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,495,000	3,308,178
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,855,505
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,666,672
Total			6,522,177
Total Foreign Government Obligations (Cost $52,433,189)			42,157,109

Residential Mortgage-Backed Securities - Agency(j) 46.7%

Fannie Mae REMICS(b),(k)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.760%	30,116,738	2,985,505
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.546%	38,989,235	4,237,795
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.546%	45,208,132	5,818,395
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.546%	19,645,666	2,278,791
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.190%	14,765,127	14,590,184
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.650%	17,135,000	17,146,133
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.540%	17,472,858	17,510,231
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	20,620,121	20,755,760
Federal Home Loan Mortgage Corp.(l)
08/01/2045	3.500%	10,673,697	9,919,182
10/01/2045	4.000%	2,194,722	2,075,872
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	2,345,648	2,216,566
12/01/2051- 03/01/2052	2.500%	36,656,096	30,797,080
02/01/2052- 05/01/2052	3.000%	44,372,185	38,720,756
09/01/2052- 10/01/2053	5.000%	44,179,516	44,034,085
02/01/2053	4.500%	21,685,209	20,902,596
12/01/2053	5.500%	22,550,308	22,758,961
12/01/2053	6.000%	23,443,292	24,144,234
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.437%	230,571	19,333
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.587%	772,348	97,571
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.083%	728,840	67,604
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	1.737%	6,276,165	705,865
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.596%	18,947,453	2,137,525
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.596%	9,026,236	1,131,363
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.587%	1,519,330	150,153
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.507%	780,331	80,246
Federal Home Loan Mortgage Corp.(k)
CMO Series 4176 Class BI
03/15/2043	3.500%	723,984	87,331
Federal Home Loan Mortgage Corp. REMICS(b),(k)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	1.987%	19,878,176	2,429,360
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.537%	28,125,329	2,909,000
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	1.537%	18,421,131	1,835,063
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	117,871,004	103,607,577
08/01/2040	4.500%	1,070,690	1,044,323
08/01/2043- 09/01/2052	3.500%	130,024,059	118,699,725
05/01/2048- 08/01/2052	4.000%	89,997,100	84,883,551
09/01/2053	5.000%	15,075,551	14,970,099
10/01/2053	5.500%	22,550,784	22,759,433
CMO Series 2017-72 Class B
09/25/2047	3.000%	9,195,273	8,448,507
Federal National Mortgage Association(l)
05/01/2044- 02/01/2048	4.000%	11,033,383	10,513,301
06/01/2044	4.500%	3,403,023	3,358,260
10/01/2051	2.500%	19,216,408	16,051,745
Federal National Mortgage Association(k)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	148,697	1,547
CMO Series 2021-3 Class TI
02/25/2051	2.500%	50,970,458	8,628,646
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.446%	1,485,668	153,466
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.696%	1,975,907	235,401
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.546%	1,080,036	128,361
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.546%	7,256,057	831,319
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.546%	16,534,921	1,919,088
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.696%	7,804,664	915,916
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.646%	7,347,381	831,297
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.696%	6,656,923	904,576
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.696%	13,102,835	1,640,095
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.746%	8,373,634	1,048,370
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.746%	6,525,152	866,701

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.696%	11,679,178	1,365,327
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.596%	25,235,652	2,889,109
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.596%	19,131,801	2,154,392
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.596%	14,548,866	1,840,068
Federal National Mortgage Association REMICS(b),(k)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.596%	22,902,184	2,508,119
Freddie Mac REMICS(k)
CMO Series 5152 Class XI
11/25/2050	2.500%	53,024,834	5,937,880
CMO Series 5287 Class NI
05/25/2051	3.500%	25,478,455	4,491,518
Freddie Mac REMICS(b),(k)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.610%	21,565,324	1,610,457
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.587%	25,039,850	2,746,849
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	5.340%	18,858,256	19,267,388
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	5.340%	20,807,106	21,124,631
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(l)
04/20/2048	4.500%	6,545,708	6,370,823
Government National Mortgage Association
08/20/2053	6.000%	11,082,274	11,520,843
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	17,372,249	17,425,601
Government National Mortgage Association(k)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,461,776	253,844
CMO Series 2020-175 Class KI
11/20/2050	2.500%	48,472,743	7,069,328
CMO Series 2020-191 Class UG
12/20/2050	3.500%	27,840,355	4,749,061
CMO Series 2021-119 Class QI
07/20/2051	3.000%	28,105,543	4,378,537
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	35,165,821	6,090,386
CMO Series 2021-16 Class KI
01/20/2051	2.500%	33,563,930	4,764,410
CMO Series 2021-179 Class IB
09/20/2051	3.000%	34,030,488	5,389,337
Government National Mortgage Association(b),(k)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.766%	8,766,530	1,022,330
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.766%	10,651,606	1,427,633
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.766%	4,494,411	556,052
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.716%	6,396,074	865,684
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.766%	6,066,434	734,484
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.766%	7,603,556	929,751
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.816%	10,038,316	1,081,067
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.766%	8,107,956	931,892
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.716%	5,542,267	643,002
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.766%	15,326,707	2,079,379
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.716%	12,963,669	1,543,394
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.766%	7,747,587	931,107
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.766%	8,059,824	931,042
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.766%	8,219,735	794,663
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.566%	12,589,764	1,428,629
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.716%	8,965,655	1,016,649
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.716%	9,335,937	1,111,726
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.616%	9,457,702	1,129,463
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.716%	8,497,990	1,068,526
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.716%	12,304,343	1,716,291
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.616%	25,837,566	3,192,198
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.866%	15,567,229	2,233,513
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.616%	6,722,321	881,739
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.616%	25,205,186	2,728,713
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.716%	9,557,462	1,135,838

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.956%	26,726,663	4,063,003
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	1.616%	23,824,320	2,607,858
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.666%	39,606,959	4,900,015
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.156%	23,916,233	2,719,388
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.766%	21,924,234	2,546,052
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.656%	29,040,651	1,542,805
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.156%	51,753,734	4,377,993
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.616%	37,665,393	4,873,661
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.616%	38,100,930	4,739,352
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.666%	34,171,975	4,111,551
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-125 Class SW
30-day Average SOFR + 6.050% Cap 6.050% 08/20/2054	1.706%	40,611,738	3,856,418
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.506%	37,356,321	3,238,076
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.656%	32,251,013	3,034,146
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.806%	50,229,030	6,900,278
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.106%	31,696,856	1,859,892
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.106%	68,357,584	5,565,982
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	1.006%	64,740,214	4,058,247
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.606%	25,621,394	2,160,196
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.262%	12,845,000	12,837,814
Government National Mortgage Association TBA(g)
04/21/2055	4.500%	14,000,000	13,431,250
04/21/2055	5.000%	72,000,000	70,815,025
Uniform Mortgage-Backed Security TBA(g)
04/16/2040	3.000%	66,000,000	62,427,689
04/16/2040	3.500%	8,000,000	7,695,283
04/14/2055	4.000%	58,000,000	54,039,311
04/14/2055	4.500%	95,000,000	90,864,405
04/14/2055	5.500%	34,250,000	34,204,471
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/14/2055	6.000%	43,000,000	43,672,605
Total Residential Mortgage-Backed Securities - Agency (Cost $1,360,649,406)			1,318,189,283

Residential Mortgage-Backed Securities - Non-Agency 14.9%

A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	5,161,217	5,191,577
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	952,433	895,406
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,553,240
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	940,362	937,678
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,414,583	1,366,090
Bunker Hill Loan Depositary Trust(a),(f)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,005,459	991,368
CAFL Issuer LLC(a),(f)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	2,495,333	2,490,169
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	11,148,510	10,808,690
CMO Series 2022-5 Class A1
01/25/2058	6.000%	7,075,752	7,104,792
CHNGE Mortgage Trust(a),(f)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	9,830,468	9,940,033
CIM Trust(a),(f)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	6,250,000	6,035,664
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,582,975	1,535,537
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	775,685	768,767
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	1,496,122	1,476,790
CMO Series 2021-3 Class A1
09/27/2066	0.956%	8,666,876	7,242,418
CMO Series 2021-3 Class A2
09/27/2066	1.162%	3,586,430	3,001,360
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,230,120
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	6,995,155	7,005,484
Cross Mortgage Trust(a),(d)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	10,492,532	10,509,720
CSMC Trust(a),(d)
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	5,978,530
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,389,369	4,684,639
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,143,527
FIGRE Trust(a),(d)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,260,461	3,340,770
Figure Line of Credit Trust(a),(d)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,271,928	1,228,747
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.990%	2,790,223	2,801,127
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.090%	10,256,000	11,170,616
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.490%	4,080,137	4,116,272
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	11,985,549	11,685,590
GCAT Trust(a),(d)
CMO Series 2019-NQM3 Class A3
11/25/2059	4.043%	2,277,188	2,195,510
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	5,422,557	5,147,612
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,923,707	3,610,731
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	3,964,385
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	5,985,417

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GITSIT Mortgage Loan Trust(a),(f)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	8,255,945	8,253,644
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	7,075,713	6,937,747
CMO Series 2025-1 Class A
11/25/2042	6.500%	5,000,000	4,918,544
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,666,996	3,169,328
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,364,333
CMO Series 2024-RPL1 Class A2
02/25/2066	4.250%	6,200,000	5,003,270
Mill City Mortgage Loan Trust(a),(f)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	4,365,338	4,372,775
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	3,892,540	3,689,864
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,916,967	2,881,581
OBX Trust(a),(d)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,120,466	4,145,723
OBX Trust(a),(f)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	7,040,331	7,048,871
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	9,679,812	9,560,464
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-8 Class A1
09/25/2026	4.743%	7,296,782	7,238,292
PRET LLC(a),(f)
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	9,200,297	9,211,490
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	14,224,574	14,288,870
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	11,088,844	11,165,030
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	11,815,655	11,930,200
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	4,144,641	4,140,508
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	4,480,571	4,456,678
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,812,096
Radnor Re Ltd.(a),(b)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.351%	4,126,423	4,130,959
RCO Mortgage LLC(a),(f)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	7,107,611	7,127,336
RCO X Mortgage LLC(a),(f)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	10,955,580	10,955,470
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,644,353
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	393,015	392,802
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,598,934
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,510,624	2,166,388
CMO Series 2022-2 Class A1
02/25/2067	3.155%	3,110,229	2,939,841
Structured Agency Credit Risk(b)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.466%	7,150,000	6,878,060
Toorak Mortgage Trust(a),(f)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	12,375,000	12,367,816
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,270,228
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,870,583	7,780,998
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	2,285,119	2,284,099
Verus Securitization Trust(a),(d)
CMO Series 2019-INV3 Class A3
11/25/2059	4.100%	1,438,893	1,411,387
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,383,055	2,014,820
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,510,784	3,814,767
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,605,762
CMO Series 2021-7 Class A3
10/25/2066	2.240%	7,530,412	6,489,441
CMO Series 2023-1 Class M1
12/25/2067	6.887%	15,257,000	15,261,806
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	5,064,221	4,949,395
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	845,715	821,389
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $435,485,384)			419,633,735

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% 01/27/2032	7.322%	54,416	54,008
TransDigm, Inc.(b),(m)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.799%	347,375	345,218
Total			399,226
Airlines 0.0%
American Airlines, Inc.(b),(m)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.507%	346,500	341,043
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(c),(m)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.367%	350,000	345,625
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.075%	64,682	63,631
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.552%	346,726	321,155
Total			730,411
Brokerage/Asset Managers/Exchanges 0.1%
Allspring Buyer LLC(b),(m)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.313%	38,309	38,238
Aretec Group, Inc.(b),(m)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.825%	346,507	343,274
Focus Financial Partners LLC(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.075%	140,567	139,074
HighTower Holding LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/03/2032	7.291%	146,970	145,776
Jane Street Group LLC(b),(m)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.313%	134,299	132,607
Jefferies Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.319%	164,638	163,952
June Purchaser LLC(b),(m),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 1.625% 11/28/2031	1.625%	19,286	19,295
June Purchaser LLC(b),(m)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.467%	115,714	115,769
Osaic Holdings, Inc.(b),(m),(n)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.825%	160,479	159,152
PEX Holdings LLC(b),(m)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.967%	89,953	89,278

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.291%	261,194	251,942
VFH Parent LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.825%	120,699	120,624
Total			1,718,981
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(m)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.819%	55,894	45,854
Foundation Building Materials, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.802%	345,513	327,031
Gulfside Supply, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.299%	140,821	139,413
Johnstone Supply LLC(b),(m),(n)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.822%	399,499	395,879
LBM Acquisition LLC (b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.175%	346,484	318,851
Madison Safety & Flow LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.075%	48,643	48,537
Quikrete Holdings, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.575%	345,604	341,429
Specialty Building Products Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.175%	118,207	111,935
Total			1,728,929
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC(b),(m)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.560%	67,578	67,308
Sunrise Financing Partnership(b),(m)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.783%	156,604	154,870
Total			222,178
Chemicals 0.0%
A-AP Buyer, Inc.(b),(c),(m)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.075%	54,281	54,010
Ineos Quattro Holdings UK Ltd.(b),(c),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.675%	346,500	331,774
Ineos US Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	7.325%	347,379	331,052
Olympus Water US Holding Corp.(b),(m)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.299%	321,311	315,788
Rockpoint Gas Storage Partners LP(b),(m),(n)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.299%	164,963	164,426
USALCO LLC(b),(m),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% Floor 0.500% 09/30/2031	1.000%	6,953	6,945
USALCO LLC(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.299%	67,312	67,239
WR Grace Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.549%	185,392	183,306
Total			1,454,540
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
AlixPartners LLP(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.939%	345,501	345,117
AmSpec Parent LLC(b),(m),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	20,000	19,963
AmSpec Parent LLC(b),(m)
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.549%	130,000	129,757
Arches Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.675%	345,490	337,771
Conservice Midco LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% 05/13/2030	7.325%	346,509	344,350
Corporation Service Co.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.325%	260,899	259,269
Ensemble RCM LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.291%	82,152	82,010
Fleet Midco I Ltd.(b),(c),(m)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.055%	121,889	121,431
OMNIA Partners LLC(b),(m)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.050%	149,250	148,132
PG Polaris Bidco SARL(b),(m)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.299%	345,376	345,090
Prime Security Services Borrower LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.325%	198,627	197,634
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Raven Acquisition Holdings LLC(b),(m),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	5,877	5,801
Raven Acquisition Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.575%	82,277	81,214
Total			2,417,539
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.075%	345,625	341,550
Recess Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.047%	346,507	346,073
SRAM LLC(b),(m)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	6.572%	53,185	52,654
Total			740,277
Diversified Manufacturing 0.1%
Dynamo Midco BV(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/30/2031	7.798%	59,850	59,850
EMRLD Borrower LP(b),(m)
Tranche B Term Loan
6-month Term SOFR + 2.500% 05/31/2030	6.933%	330,488	326,959
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(m)
Term Loan
6-month Term SOFR + 4.500% 02/15/2029	8.785%	360,724	358,697
Madison IAQ LLC(b),(m)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.762%	346,410	341,959
TK Elevator Midco GmbH(b),(m)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	7.737%	345,647	344,475

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings Ltd.(b),(m)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.573%	331,081	327,770
Total			1,759,710
Electric 0.0%
Alpha Generation LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.075%	97,287	97,181
Carroll County Energy LLC(b),(m)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.549%	159,758	159,318
Compass Power Generation LLC(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.075%	60,301	60,283
Cornerstone Generation(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	150,000	149,844
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	7.799%	227,155	226,624
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/31/2031	7.325%	146,389	146,068
South Field Energy LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	61,145	61,011
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	3,812	3,803
Total			904,132
Environmental 0.0%
EnergySolutions LLC/Envirocare of Utah LLC (b),(m),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.575%	309,126	307,581
GFL Environmental Services, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.819%	150,000	148,350
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Group Services, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.075%	103,022	103,408
Reworld Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.575%	321,917	320,883
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.575%	24,794	24,714
Tidal Waste & Recycling Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% 10/24/2031	7.799%	60,000	59,944
Total			964,880
Finance Companies 0.0%
Red SPV LLC(b),(m)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.575%	52,500	52,106
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(b),(m)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.299%	108,333	108,063
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.325%	350,000	349,636
Aspire Bakeries Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.575%	105,177	105,177
CHG PPC Parent LLC(b),(c),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.439%	73,064	72,881
Dechra Pharmaceuticals Holdings Ltd.(b),(m),(n)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.513%	250,000	249,375
Golden State Foods LLC(b),(m)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.564%	145,763	146,037
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primary Products Finance LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.546%	345,638	343,046
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.549%	345,545	343,851
Total			1,718,066
Gaming 0.1%
ECL Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.825%	144,219	143,814
Entain PLC(b),(m)
Tranche B3 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.053%	346,499	346,606
Flutter Entertainment PLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.049%	345,625	343,340
HRNI Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.675%	322,656	320,775
Jack Ohio Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 4.000% 01/28/2032	8.325%	60,000	59,790
Ontario Gaming GTA LP(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.549%	307,369	302,144
Penn Entertainment, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.825%	345,559	344,999
Scientific Games Holdings LP (b),(m)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.296%	347,368	345,100
Total			2,206,568
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Auris Luxembourg III SARL(b),(m)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	122,114	121,808
Medline Borrower LP(b),(m)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.575%	196,225	195,776
Parexel International, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.825%	332,195	331,268
Southern Veterinary Partners LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/04/2031	7.575%	95,221	94,898
Star Parent, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.299%	347,375	331,382
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.072%	346,500	345,817
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.802%	346,410	283,624
Total			1,704,573
Home Construction 0.0%
TECTA America Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.325%	46,621	46,224
Independent Energy 0.0%
Hilcorp Energy I LP(b),(m)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.322%	60,000	59,850
Leisure 0.1%
Alterra Mountain Co.(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.075%	396,985	395,992

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bulldog Purchaser, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.046%	102,607	102,201
Carnival Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.325%	214,810	214,220
Cinemark USA, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 05/24/2030	7.075%	346,504	347,111
Crown Finance US, Inc.(b),(m)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.573%	127,181	126,363
Endeavor Group Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.319%	45,000	44,916
UFC Holdings LLC(b),(m)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.580%	271,947	271,095
Total			1,501,898
Lodging 0.0%
Playa Resorts Holding BV(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.075%	345,581	344,834
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.826%	248,128	245,838
Creative Artists Agency LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.075%	346,507	345,207
Dotdash Meredith, Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 12/01/2028	7.823%	338,721	338,511
Plano Holdco, Inc.(b),(c),(m)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.799%	47,470	47,233
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.189%	345,501	341,746
StubHub Holdco Sub LLC(b),(c),(m)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.075%	223,296	222,179
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.689%	197,078	189,851
Total			1,730,565
Midstream 0.1%
CQP Holdco LP(b),(m)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.299%	348,252	347,078
Epic Crude Services LP(b),(m)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.302%	45,049	44,968
GIP Pilot Acquisition Partners LP(b),(m)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.302%	347,682	345,728
NGP XI Midstream Holdings LLC(b),(c),(m)
Term Loan
3-month Term SOFR + 3.500% 07/25/2031	7.799%	89,775	89,326
Oryx Midstream Services Permian Basin LLC(b),(m)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.569%	346,500	345,939
WhiteWater DBR Holdco LLC(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.549%	309,809	308,260
Total			1,481,299
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.325%	25,000	24,813
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 4.500% 06/04/2029	8.825%	143,216	142,858
MRC Global US, Inc.(b),(m)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.931%	216,041	215,501
Total			358,359
Other Financial Institutions 0.0%
Acuren Delaware Holdco, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.075%	55,900	55,377
BCP VI Summit Holdings LP(b),(m)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.825%	51,563	51,476
Hunter Douglas Holding BV(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.549%	314,947	300,066
Opal US LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/31/2032	0.000%	162,991	162,176
Total			569,095
Other Industry 0.0%
Artera Services LLC(b),(m)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.799%	82,220	77,790
Brand Industrial Services, Inc.(b),(m)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.791%	16,500	15,574
Catawba Nation Gaming Authority(b),(m)
Term Loan
3-month Term SOFR + 4.750% 12/16/2031	9.053%	144,349	144,590
Grant Thornton Advisors LLC(b),(m),(n),(o)
Term Loan
3-month Term SOFR + 2.750% 06/02/2031	1.000%	6,522	6,483
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Grant Thornton Advisors LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	7.075%	53,345	53,028
Total			297,465
Other REIT 0.0%
OEG Borrower LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.795%	55,278	55,140
Packaging 0.0%
Anchor Packaging LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.575%	175,711	175,454
Charter Next Generation, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/29/2030	7.314%	296,134	295,562
Clydesdale Acquisition Holdings, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.500%	347,728	345,951
LC Ahab US Bidco LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.325%	153,647	152,303
Pactiv Evergreen, Inc.(b),(m)
Tranche B4 Term Loan
3-month Term SOFR + 2.500% 09/24/2028	6.825%	330,704	329,960
Total			1,299,230
Paper 0.0%
Verde Purchaser LLC(b),(m)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.299%	199,000	197,673
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.069%	37,313	37,058
AssuredPartners, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.825%	346,500	346,722

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC(b),(m)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.575%	149,250	147,152
Broadstreet Partners, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.325%	196,761	194,882
Hub International Ltd.(b),(m)
Term Loan
3-month Term SOFR + 2.500% 06/20/2030	6.787%	346,511	344,792
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(m)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	7.313%	347,366	346,064
Truist Insurance Holdings LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.049%	113,642	112,790
Total			1,529,460
Restaurants 0.0%
Dave & Busters, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	220,259	191,764
IRB Holding Corp.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.825%	347,379	344,976
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.825%	446,608	444,393
Total			981,133
Retailers 0.0%
Belron Finance 2019 LLC(b),(m)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.052%	141,568	141,126
Great Outdoors Group LLC(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.575%	394,918	393,437
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	6.825%	72,777	70,859
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.175%	345,524	339,333
Total			944,755
Technology 0.3%
Adeia, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.825%	273,593	273,082
Ahead DB Holdings LLC(b),(m)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.299%	149,624	149,180
Applied Systems, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.750% 02/24/2031	7.049%	149,250	149,117
Ascend Learning LLC(b),(m)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.175%	105,795	105,081
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.325%	275,345	271,755
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/15/2029	7.325%	346,447	341,576
Barracuda Parent LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.791%	345,581	298,063
BCPE Pequod Buyer, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.500% 11/25/2031	7.791%	130,617	130,104
Boxer Parent Co., Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.291%	116,667	114,499
Camelot US Acquisition LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.075%	325,459	320,847
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.549%	398,000	340,588
Cloud Software Group, Inc.(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/30/2029	7.799%	331,676	328,283
Cloudera, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.175%	345,547	340,364
CoreLogic, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.939%	249,354	244,108
Cotiviti, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.073%	346,509	338,712
Dun & Bradstreet Corp. (The)(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.572%	346,500	345,578
Ellucian Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.325%	281,787	281,032
Flash Charm, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.791%	346,482	319,792
Fortress Intermediate 3, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.750% 06/27/2031	8.075%	154,145	153,664
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.799%	184,154	184,076
ICON Parent I, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.315%	82,309	81,620
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idemia Group SAS(b),(m)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.549%	346,500	347,945
IGT Holding IV AB(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	7.972%	345,501	345,501
Leia Finco US LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.535%	136,204	134,672
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.325%	198,342	197,705
McAfee Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.323%	347,368	330,955
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.575%	187,432	185,018
Nielsen Consumer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.825%	149,625	148,952
Peraton Corp.(b),(m),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.175%	499,336	443,551
Project Boost Purchaser LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.299%	36,918	36,681
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.325%	350,416	348,994
Sophos Holdings SARL(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.936%	56,103	56,063
Sovos Compliance, LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.000% 08/12/2029	8.299%	345,565	343,741

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Storable, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.575%	56,929	56,555
Thunder Generation Funding LLC(b),(m)
Term Loan
3-month Term SOFR + 2.000% 10/03/2031	7.303%	93,972	93,855
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	430,374	429,233
Ultra Clean Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.575%	149,532	149,469
Virtusa Corp.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.575%	193,446	192,903
Total			8,952,914
Transportation Services 0.0%
Apple Bidco LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.825%	145,904	144,673
Brown Group Holding LLC(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.806%	347,379	344,993
First Student Bidco, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.799%	190,237	189,761
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.799%	58,186	58,040
Total			737,467
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.323%	347,375	347,375
Total Senior Loans (Cost $41,116,533)			40,522,708

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $10,476,700)	6,038,554

Put Option Contracts Purchased 0.0%

(Cost $2,862,000)	650,924

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(p),(q)	129,035,462	129,009,655
Total Money Market Funds (Cost $129,009,544)		129,009,655
Total Investments in Securities (Cost: $3,291,392,411)		3,180,499,629
Other Assets & Liabilities, Net		(358,078,073)
Net Assets		2,822,421,556
At March 31, 2025, securities and/or cash totaling $43,269,036 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,335	06/2025	USD	482,133,281	6,373,813	—
U.S. Treasury 2-Year Note	309	06/2025	USD	64,016,110	400,149	—
U.S. Treasury 5-Year Note	1,714	06/2025	USD	185,379,813	2,689,077	—
U.S. Treasury Ultra Bond	526	06/2025	USD	64,303,500	1,322,060	—
Total					10,785,099	—

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(495)	06/2025	USD	(58,054,219)	—	(1,203,660)
U.S. Treasury Ultra 10-Year Note	(478)	06/2025	USD	(54,551,750)	—	(1,105,664)
Total					—	(2,309,324)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	70,000,000	70,000,000	3.80	04/10/2025	2,149,000	418,005
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	77,000,000	77,000,000	3.60	05/08/2025	1,309,000	397,674
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.70	06/12/2025	1,990,000	1,176,520
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	09/12/2025	1,062,500	1,130,495
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	28,000,000	28,000,000	3.25	08/19/2025	858,200	167,449
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.90	07/02/2025	600,000	833,895
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	120,000,000	120,000,000	4.00	05/07/2025	2,508,000	1,914,516
Total							10,476,700	6,038,554

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	30,000,000	30,000,000	4.50	04/25/2025	736,500	2,739
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	1,445
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	120,000,000	120,000,000	4.05	09/05/2025	948,000	646,740
Total							2,862,000	650,924

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	667,522	(2,917)	661,907	—	2,698	—
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,201,538	(5,250)	2,143,714	—	—	(947,426)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,479,626	(4,550)	2,029,719	—	—	(554,643)

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	493,965	(2,158)	528,558	—	—	(36,751)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	3,394,883	(9,917)	649,882	—	2,735,084	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	493,965	(2,158)	116,857	—	374,950	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	798,796	(2,333)	218,741	—	577,722	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,373,243	(4,521)	1,730,955	—	—	(362,233)
Total							9,903,538	(33,804)	8,080,333	—	3,690,454	(1,901,053)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	18.650	USD	10,000,000	(1,996,990)	5,833	—	(2,028,809)	37,652	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	18.650	USD	10,000,000	(1,996,990)	5,833	—	(1,571,584)	—	(419,573)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	29.908	USD	7,976,045	(1,374,288)	4,653	—	(1,534,759)	165,124	—
Total								(5,368,268)	16,319	—	(5,135,152)	202,776	(419,573)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.778	USD	52,000,000	(339,710)	—	—	—	(339,710)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $1,191,298,227, which represents 42.21% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)	Valuation based on significant unobservable inputs.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
04/14/2055 3.000%	(57,000,000)	04/14/2025	(49,247,109)	(49,394,099)

(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)
The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Represents a security purchased on a forward commitment basis.
(o)
At March 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	20,000
Grant Thornton Advisors LLC Term Loan 06/02/2031 1.000%	6,522
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 1.625%	19,286
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	5,877
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	6,953

(p)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(q)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	126,932,999	288,936,610	(286,860,065)	111	129,009,655	4,268	1,543,075	129,035,462

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2025 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7012_12_D01_(05/25)